Financial assets and liabilities - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 4,097,502	R$ 5,187,849
Current	4,078,511	5,168,593
Non-current	18,991	19,256
Total	4,097,502	5,187,849
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	3,284,618	4,205,516
Natural gas transport and logistics suppliers
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 812,884	R$ 982,333